SEGMENTED INFORMATION - Disclosure of Detailed Information About Entity Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 560,604	$ 573,801
Costs of sales	344,703	423,495
Depletion, depreciation, and amortization	124,001	124,664
Mine operating earnings (loss)	91,900	25,642
Capital expenditures	127,329	140,970
Mining interests	1,034,522	998,835
Property, plant and equipment	378,630	406,294
Total mining assets	1,413,154	1,405,129
Total assets	1,979,788	1,976,355
Total liabilities	628,717	618,235
Producing [Member]
Disclosure of operating segments [line items]
Mining interests	779,890	786,316
Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	254,632	212,519
Mexico - San Dimas [Member]
Disclosure of operating segments [line items]
Revenue	198,186	242,958
Costs of sales	156,952	173,987
Depletion, depreciation, and amortization	50,266	50,327
Mine operating earnings (loss)	(9,032)	18,644
Capital expenditures	54,136	49,657
Property, plant and equipment	90,103	97,112
Total mining assets	352,478	349,750
Total assets	542,760	581,639
Total liabilities	87,791	89,280
Mexico - San Dimas [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	221,657	227,942
Mexico - San Dimas [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	40,718	24,696
Mexico - Santa Elena [Member]
Disclosure of operating segments [line items]
Revenue	288,202	224,356
Costs of sales	124,246	117,191
Depletion, depreciation, and amortization	47,942	39,950
Mine operating earnings (loss)	116,014	67,215
Capital expenditures	49,575	49,062
Property, plant and equipment	90,329	98,513
Total mining assets	279,091	272,119
Total assets	415,618	363,460
Total liabilities	124,073	98,100
Mexico - Santa Elena [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	121,733	123,123
Mexico - Santa Elena [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	67,029	50,483
Mexico - La Encantada [Member]
Disclosure of operating segments [line items]
Revenue	65,336	64,118
Costs of sales	56,119	56,443
Depletion, depreciation, and amortization	15,850	12,186
Mine operating earnings (loss)	(6,633)	(4,511)
Capital expenditures	8,876	8,608
Property, plant and equipment	27,534	30,015
Total mining assets	51,612	56,657
Total assets	98,665	112,310
Total liabilities	24,128	26,702
Mexico - La Encantada [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	19,366	22,181
Mexico - La Encantada [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	4,712	4,461
Mexico - Non-producing Properties [Member]
Disclosure of operating segments [line items]
Revenue	0	0
Costs of sales	0	0
Depletion, depreciation, and amortization	146	291
Mine operating earnings (loss)	(146)	(291)
Capital expenditures	540	637
Property, plant and equipment	17,036	17,611
Total mining assets	92,376	94,580
Total assets	129,348	141,841
Total liabilities	14,141	17,794
Mexico - Non-producing Properties [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	60,466	62,566
Mexico - Non-producing Properties [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	14,875	14,404
United States - Jerritt Canyon [Member]
Disclosure of operating segments [line items]
Revenue	4,001	40,521
Costs of sales	2,736	74,682
Depletion, depreciation, and amortization	6,780	18,891
Mine operating earnings (loss)	(5,515)	(53,052)
Capital expenditures	11,160	28,113
Property, plant and equipment	129,057	133,971
Total mining assets	576,843	567,120
Total assets	608,189	600,101
Total liabilities	151,670	150,958
United States - Jerritt Canyon [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	356,669	350,504
United States - Jerritt Canyon [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	91,117	82,645
United States - First Mint [Member]
Disclosure of operating segments [line items]
Revenue	16,000	8,890
Costs of sales	10,775	5,603
Depletion, depreciation, and amortization	472	0
Mine operating earnings (loss)	4,753	0
Capital expenditures	0	0
Property, plant and equipment	4,633	1,830
Total mining assets	4,633	1,830
Total assets	19,399	12,145
Total liabilities	1,450	1,627
United States - First Mint [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	0	0
United States - First Mint [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	0	0
Others [Member]
Disclosure of operating segments [line items]
Revenue	0	0
Costs of sales	2,021	272
Depletion, depreciation, and amortization	2,545	3,019
Mine operating earnings (loss)	(4,566)	(5)
Capital expenditures	3,043	4,892
Property, plant and equipment	19,941	27,242
Total mining assets	56,121	63,072
Total assets	165,812	164,859
Total liabilities	225,464	233,774
Others [Member] | Producing [Member]
Disclosure of operating segments [line items]
Mining interests	0	0
Others [Member] | Exploration [Member]
Disclosure of operating segments [line items]
Mining interests	36,180	35,830
Intercompany elimination [Member]
Disclosure of operating segments [line items]
Revenue	(11,121)	(7,041)
Costs of sales	(8,146)	(4,683)
Depletion, depreciation, and amortization	0	0
Mine operating earnings (loss)	(2,975)	(2,358)
Capital expenditures	$ 0	$ 0